EARNINGS PER SHARE (Details) - Schedule of Earnings Per Share - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Schedule of Earnings Per Share [Abstract]
Profit attributable to equity shareholders – basic and diluted (in Pounds)	£ 2,459	£ 3,975	[1]	£ 3,494	[1]
Weighted average number of ordinary shares in issue – basic	70,603	71,638		71,710
Adjustment for share options and awards	682	641		683
Weighted average number of ordinary shares in issue – diluted	71,285	72,279		72,393
Basic earnings per share (in Pounds per share)	£ 0.035	£ 0.055	[1]	£ 0.049	[1]
Diluted earnings per share (in Pounds per share)	£ 0.034	£ 0.055	[1]	£ 0.048	[1]

[1]	Restated, see note 1.